As filed with the Securities and Exchange Commission on September 23, 2025

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 325	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 326	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Congress Street

Boston, Massachusetts 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on September 30, 2025 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 325 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until September 30, 2025, the effectiveness of Post-Effective Amendment No. 322 to the Registrant’s Registration Statement on Form N-1A, with respect to the State Street® SPDR® Portfolio Ultra Short T-Bill ETF, which was filed pursuant to Rule 485(a) under the Securities Act on July 11, 2025 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Series Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 23rd day of September, 2025.

SPDR SERIES TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Carolyn M. Clancy*	Trustee	September 23, 2025
Carolyn M. Clancy

/s/ Dwight D. Churchill*	Trustee	September 23, 2025
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	September 23, 2025
Clare S. Richer

/s/ Kristi L. Rowsell* Kristi L. Rowsell	Trustee	September 23, 2025

/s/ Sandra G. Sponem*	Trustee	September 23, 2025
Sandra G. Sponem

/s/ Carl G. Verboncoeur*	Trustee	September 23, 2025
Carl G. Verboncoeur

/s/ Jeanne LaPorta*	Trustee	September 23, 2025
Jeanne LaPorta

/s/ James E. Ross*	Trustee	September 23, 2025
James E. Ross

/s/ Ann M. Carpenter Ann M. Carpenter	President and Principal Executive Officer	September 23, 2025

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer (fulfills the role of Principal Accounting Officer)	September 23, 2025

*By:	/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Power of Attorney